Earnings Per Share - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
The number of dilutive shares excluded from calculation of Basic Earning per share resulting from the antidilutive effect of options	0	0